Condensed Financial Information of Deswell Industries, Inc. (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 14,325	$ 23,278	$ 32,030	$ 33,073
Prepaid expenses and other current assets	2,120	1,474
Total current assets	58,240	61,894
Property, plant and equipment-net	36,598	38,742
Total assets	96,439	100,636	112,565
Current liabilities:
Accrued payroll and employee benefits	4,228	4,391
Other accrued liabilities	1,201	1,237
Total current liabilities	12,376	11,026
Total shareholders' equity	84,063	89,610	101,576	107,689
Total liabilities and shareholders' equity	96,439	100,636
Parent Company [Member]
Current assets:
Cash and cash equivalents	1,369	1,739	$ 393	$ 452
Prepaid expenses and other current assets	76	76
Amounts due from subsidiaries	35,633	39,589
Total current assets	37,078	41,404
Investments in subsidiaries	48,360	49,447
Property, plant and equipment-net	56	143
Total assets	85,494	90,994
Current liabilities:
Accrued payroll and employee benefits	1,315	1,315
Other accrued liabilities	116	69
Total current liabilities	1,431	1,384
Total shareholders' equity	84,063	89,610
Total liabilities and shareholders' equity	$ 85,494	$ 90,994